Income Taxes Schedule of Effective Income Tax Rate Reconciliation (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S. federal statutory rate			35.00%	35.00%	35.00%
State income taxes, net of state credits and federal tax impact			3.10%	3.10%	3.40%
Impact of international operations			(2.30%)	(0.80%)	(0.30%)
Non-deductible expenses			0.80%	0.70%	0.30%
Federal production incentives and credits			(0.30%)	(0.40%)	(0.20%)
Revaluation of deferred taxes			(0.30%)	0.00%	(0.50%)
Other, net			0.20%	(0.20%)	0.40%
Effective tax rate	34.60%	36.30%	36.20%	37.40%	38.10%